Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Status of the defined benefit pension plans and other retirement benefits plans
The status of the defined benefit pension plans and other retirement benefit plans, in aggregate, is as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2025	2024	2025	2024
Accrued benefit obligations
Benefit obligations - opening	$678	$791	$19	$17
CPL acquisition (note 3)	—	10	—	3
Service cost	33	41	—	—
Finance cost on obligation	34	36	1	1
Benefits paid	(27)	(34)	(1)	(1)
Actuarial gain due to change in financial assumptions	(24)	(12)	—	—
Actuarial loss due to demography/experience	1	4	—	—
Settlement	—	(101)	—	—
Other	2	(3)	—	1
Foreign exchange[1]	31	(55)	1	(2)
Benefit obligations - ending	$729	$678	$19	$19
Plan assets
Plan assets - opening	$664	$786	$—	$—
CPL acquisition (note 3)	—	11	—	—
Finance income on plan assets	32	35	—	—
Actual return on plan assets, net of finance income	(2)	5	—	—
Employer contributions	7	21	1	1
Benefits paid	(27)	(34)	(1)	(1)
Settlement	—	(102)	—	—
Other	—	(1)	—	—
Refund of excess contributions	(5)	(3)	—	—
Foreign exchange[1]	30	(55)	—	—
Plan assets - ending	$700	$664	$—	$—

Funded status[2]
Retirement assets	$55	$65	$—	$—
Impact of minimum funding requirement[3]	(3)	(3)	—	—
Retirement assets (note 9)	$52	$61	$—	$—
Retirement liabilities (note 11)	(83)	(78)	(19)	(19)
	$(31)	(17)	$(19)	$(19)
1.Foreign currency translation relates to the foreign exchange impact of translating assets and liabilities of certain plans to U.S. dollars.
2.Plans in a surplus position are presented as assets and plans in a deficit position are presented as liabilities on our consolidated balance sheets.
3.Certain of our plans have a surplus that is not recognized on the basis that future economic benefits may not be available to us in the form of a reduction in future contributions or a cash refund.
Defined benefit plans expense

	Defined benefit pension plans		Other retirement benefit plans
	2025	2024	2025	2024
Expense
Service cost	$33	$41	$—	$—
Administration fees	2	2	—	—
Settlement loss	—	1	—	—
Curtailment gain related to disposal of pulp mills	—	(2)	—	—
Finance expense, net	2	1	1	1
	$37	$43	$1	$1

Projected future benefit payments	At December 31, 2025, the projected future benefit payments for the defined benefit pension plans, to be made from plan assets, are as follows:

	2026	2027	2028 to 2030	Thereafter	Total
Defined benefit pension plans	$29	$31	$100	$1,716	$1,876

Actuarial assumptions
The significant actuarial assumptions used to determine our balance sheet date retirement assets and liabilities and our retirement benefit plan expenses are as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2025	2024	2025	2024
Benefit obligations:
Discount rate	5.01%	4.83%	4.99%	4.78%
Future compensation rate increase	3.67%	3.66%	n/a	n/a
Benefit expense:
Discount rate - beginning of year	4.83%	4.69%	4.78%	4.69%
Future compensation rate increase	3.66%	3.62%	n/a	n/a

Impact of change in assumptions on post-retirement obligations
The impact of a change in these assumptions on our retirement obligations as at December 31, 2025 is as follows:

	Increase	Decrease
Discount rate - 0.50% change	$(58)	$70
Compensation rate - 0.50% change	$15	$(11)

Assets allocations	The weighted average asset allocations of the defined benefit plans at December 31, by asset category, are as follows:

	Target range	2025	2024
Canadian equities	2% - 15%	6%	5%
Global equities	10% - 44%	19%	16%
Fixed income investments	30% - 75%	46%	49%
Alternative investments	0% - 57%	25%	25%
Cash and cash equivalents	N/A	4%	5%
		100%	100%